DERIVATIVE LIABILITIES - Unit offering 2020 (Details) - shares	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Disclosure of detailed information about financial instruments [abstract]
Number of warrants exercised in the period (shares)	0	0
Derivative warrant financial liabilities (in shares)	0